Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Payables
	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Payables for property, plant and equipment	$7,995,634	$14,282,564	$477,518
Accrued salary and bonus	10,591,202	10,384,089	347,178
Accrued employees’ compensation and remuneration to directors	3,038,417	3,206,036	107,189
Accrued employee insurance	875,638	900,367	30,103
Accrued utilities	427,106	504,866	16,879
Others	8,075,885	9,903,768	331,119

	$31,003,882	$39,181,690	$1,309,986